Impairment, Restructuring Charges and Other Related Closure Costs	12 Months Ended
Dec. 31, 2021
Restructuring And Related Activities [Abstract]
Impairment, Restructuring Charges and Other Related Closure Costs
22.	IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

In 2021, the Company recorded $2 million of impairment, restructuring charges and other related closure costs composed of $3 million restructuring charges in association with the restructuring plan in Bouskoura, Morocco, $2 million reversal as an adjustment to accrued restructuring charges when compared to actual amounts paid and a $1 million impairment charge on licenses with no alternative future use.

In 2020, the Company recorded $11 million of impairment, restructuring charges and other related closure costs, composed of $8 million restructuring charges in association with the restructuring plan in Bouskoura, Morocco, $4 million impairment charge, primarily on licenses dedicated exclusively to certain development projects that were cancelled, while no alternative future use was identified internally, and $1 million reversal as an adjustment to accrued restructuring charges when compared to actual amounts paid.

In 2019, the Company recorded $5 million of impairment, restructuring charges and other related closure costs, composed of $7 million impairment charge, primarily on equipment and licenses dedicated exclusively to certain development projects that were cancelled, while no alternative future use was identified internally, and $2 million reversal as an adjustment to accrued restructuring charges when compared to actual amounts paid.

The Company did not report any significant restructuring provisions on the consolidated balance sheets as at December 31, 2021 and December 31, 2020.

The Company’s annual impairment test performed in 2021, 2020 and 2019 did not result in any significant impairment loss.